INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards	$ 11,392,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 1,248,000	$ 1,064,000